Related Party Disclosures - Significant Transactions with Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of transactions between related parties [line items]
Payment for Trademark Usage Fee			¥ 169,811
Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of engines and materials	¥ 1,256,268	$ 194,129	912,877	¥ 439,106
Purchase of material, supplies and engines	2,792,707	431,553	1,999,831	1,192,322
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Hospitality, restaurant, consultancy and other service income	3,918	605	3,984	3,456
Rental income	4,565	705	3,206	1,937
Selling, general and administrative expenses	7,287	1,126
Hong Leong Asia Limited [member]
Disclosure of transactions between related parties [line items]
Selling, general and administrative expenses	6,687	1,033	6,788	6,639
GY Group (including its subsidiaries and affiliates) [member]
Disclosure of transactions between related parties [line items]
Sales of engines and materials	2,637,845	407,622	1,792,280	406,422
Purchase of material, supplies and engines	1,245,030	192,393	1,895,239	1,589,638
Hospitality, restaurant, consultancy and other service income	6,765	1,045	15,350	24,015
Rental income	3,970	613	2,133	3,886
Property management service expenses	24,968	3,858	22,595	26,547
Leasing expenses				25,705
Selling, general and administrative expenses	4,728	731	19,953	21,607
Delivery, storage, distribution and handling expenses	312,891	48,351	304,532	228,195
Payment for Trademark Usage Fee			169,811
Payments For Lease Liabilities	18,086	2,795	33,594
Purchases of vehicles and machineries	¥ 2,838	$ 439	¥ 2,817	¥ 6,144